Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 56,054	¥ 389,182	¥ 339,264
Advances to suppliers	132,885	922,621	1,953,717
Tax prepayments	7,562	52,500	3,074
Receivables from online payment agencies	59,040	409,912	318,528
Deposits	34,360	238,559	380,152
Purchased copyrights	85,453	593,301	432,730
Others	106,356	738,441	686,375
Other assets, current	$ 481,710	¥ 3,344,516	¥ 4,113,840